Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories
	December 31, 2017	December 31, 2016
Product inventory	2,219	1,573
Work in progress	648	800
Consumable inventory	1,059	976

Total	3,926	3,349